Revenue information (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)
Revenue information
Total revenue	¥ 153,488	$ 21,167	¥ 144,834
Base commission from transactions
Revenue information
Total revenue	143,563		117,080
Innovation initiatives and other value-added services
Revenue information
Total revenue	¥ 9,925		¥ 27,754